CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash	$ 61,175	$ 153,483
Restricted cash (includes restricted cash of consolidated VIEs of $12,840 and $6,871 as of December 31, 2018 and 2017, respectively)	25,439	8,548
Gross loans receivable (includes loans of consolidated VIEs of $148,876 and $213,846 as of December 31, 2018 and 2017, respectively)	571,531	413,247
Less: allowance for loan losses (includes allowance for losses of consolidated VIEs of $12,688 and $46,140 as of December 31, 2018 and 2017, respectively)	(73,997)	(64,127)
Loans receivable, net	497,534	349,120
Deferred income taxes	1,534	772
Income taxes receivable	16,741	3,455
Prepaid expenses and other	43,588	41,373
Property and equipment, net	76,750	85,551
Goodwill	119,281	121,647
Other intangibles, net of accumulated amortization of $33,916 and $32,260	29,784	28,667
Other	12,930	9,473
Assets from discontinued operations	34,861	57,642
Total Assets	919,617	859,731
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	49,146	49,275
Deferred revenue	9,483	11,441
Income taxes payable	1,579	3,191
Accrued interest (includes accrued interest of consolidated VIEs of $831 and $1,266 as of December 31, 2018 and 2017, respectively)	20,904	25,467
Liability for losses on CSO lender-owned consumer loans	12,007	17,795
Deferred rent	10,851	11,177
Long-term debt (includes long-term debt and issuance costs of consolidated VIEs of $111,335 and $3,856 and $124,590 and $4,188 as of December 31, 2018 and 2017, respectively)	804,140	706,225
Subordinated stockholder debt	2,196	2,381
Other long-term liabilities	5,800	5,296
Deferred tax liabilities	13,730	10,860
Liabilities from discontinued operations	8,882	9,487
Total Liabilities	938,718	852,595
Commitments and contingencies (Note 17)
Stockholders' Equity
Preferred stock - $0.001 par value; 25,000,000 and no shares authorized, respectively, and no shares were issued at either period end	0	0
Common stock - $0.001 par value; 225,000,000 and 72,000,000 shares authorized, and 46,412,231 and 44,561,419 issued and outstanding at the respective period end	9	8
Dividends in excess of paid-in capital	60,015	46,079
(Accumulated deficit) retained earnings	(18,065)	3,988
Accumulated other comprehensive loss	(61,060)	(42,939)
Total Stockholders' Equity	(19,101)	7,136
Total Liabilities and Stockholders' Equity	$ 919,617	$ 859,731